INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET.
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

As of December 31, 2023 and 2022, intangible assets, net consisted of the following:

	As of December 31,
	2023	2022
Trademark identified in reverse acquisition (Note 3) (1)	$15,100	$15,100
Technology identified in acquisition of Morning Star (Note 5) (2)	13,972	—
Software	70	72
Total	29,142	15,172
Less: Accumulated amortization	(4,704)	(2,269)
Intangible assets, net	$24,438	$12,903
(1)	The trademark was identified in reverse acquisition of KAH with Haitaoche on June 25, 2021. As of December 31, 2023, the trademark had remaining useful life of 7.5 years.
(2)	The technology was identified in acquisition of Morning Start on August 23, 2023. As of December 31, 2023, the trademark has remaining useful life 5.9 years.

For the years ended December 31, 2023, 2022 and 2021, amortization expense was $2,436, $1,531, $785, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2023:

2024	$3,723
2025	3,723
2026	3,723
2027	3,723
Thereafter	9,546
Total	$24,438